Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable
Summary of taxes payable
The following is a summary of taxes payable as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB in thousands
EIT payable	131,824	134,304
VAT payable	57,647	92,043
Withholding income tax payable	45,308	41,626
Withholding individual income taxes for employees	42,623	42,051
Others	67,848	118,908

Total	345,250	428,932